Mineral interests (Details 2) - Minco Silver Corp [Member] - Changkeng Project [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mineral interests [Line Items]
Opening Balance - January 1	$ 23,853,802	$ 26,110,954
Consulting	192,826	18,102
Salaries and benefits	163,786	131,259
Share-based compensation (note 10(b))	346,095	0
Mine design	774	48,749
Others	1,164	1,928
Effect of change in the exchange rate with RMB	(86,230)	(2,457,190)
Ending Balance - December 31	$ 24,472,217	$ 23,853,802